EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2020
EARNINGS PER SHARE
EARNINGS PER SHARE

11.    EARNINGS PER SHARE

Earnings per share are calculated by dividing income attributable to the Group´s shareholders by the weighted average number of outstanding common shares during the period. As the Group does not have preferred shares or debt convertible into shares, basic earnings are equal to diluted earnings per share.

	12/31/2020	12/31/2019	12/31/2018
Income attributable to shareholders of the group	3,499,882	(2,929,201)	(6,341,497)
Weighted average of ordinary shares (thousands)	456,722	456,722	456,722
Income per share	7.66	(6.41)	(13.88)